Schedule II - Statement of Income (Loss) & Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total net investment income	$ 9,576	$ 11,672	$ 10,516
Net realized gains (losses)	8,013	1,855	(3,741)
Total revenues	26,679	23,390	15,062
Expenses:
Interest expense	534	389	490
Net (gain) loss on sale of divested businesses	(1)	3,081	0
Income before income tax (benefit)	10,460	10,127	851
Income tax expense (benefit)	1,991	1,843	(15)
Net income (loss)	8,469	8,284	866
Other comprehensive income (loss), net of tax	(26,124)	(4,506)	5,330
Net income (loss) attributable to Corebridge	8,149	7,355	642
Parent Company
Revenues:
Equity in undistributed net income (loss) of consolidated subsidiaries	6,887	3,504	113
Dividend income from consolidated subsidiaries	1,781	1,893	422
Total net investment income	79	365	235
Net realized gains (losses)	4	62	(3)
Total revenues	8,751	5,824	767
Expenses:
Interest expense	266	18	2
Net (gain) loss on sale of divested businesses	0	(2,438)	0
Other expenses	507	191	130
Costs and Expenses	773	(2,229)	132
Income before income tax (benefit)	7,978	8,053	635
Income tax expense (benefit)	(171)	698	(7)
Net income (loss)	8,149	7,355	642
Other comprehensive income (loss), net of tax	(26,114)	(4,506)	5,324
Net income (loss) attributable to Corebridge	$ (17,965)	$ 2,849	$ 5,966